OPTIONS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares	7,561,820	5,113,990	2,717,258	0
Warrants Outstanding, Weighted-Average Exercise Price	$ 2.14	$ 1.71	$ 2.28	$ 0
Warrants Outstanding, Weighted-Average Remaining Contractual Term	3 years	3 years 219 days	6 years 7 days	0 years
Warrants Outstanding, Aggregate Intrinsic Value	$ 4,300,280	$ 6,041,436	$ 0	$ 0
Vested and expected to vest at March 31, 2015	7,561,820	5,113,990
Vested and expected to vest at March 31, 2015	$ 2.14	$ 1.71
Vested and expected to vest at March 31, 2015	3 years	3 years 219 days
Vested and expected to vest at March 31, 2015	4,300,280	6,041,436
Exercisable at March 31, 2015	7,561,820	5,113,990
Exercisable at March 31, 2015	$ 2.14	$ 1.71
Exercisable at March 31, 2015	3 years	3 years 219 days
Exercisable at March 31, 2015	$ 4,300,280	$ 6,041,436
Grants	2,447,830	2,396,732	2,717,258
Grants	$ 3.04	$ 4.64	$ 2.28
Grants	2 years 146 days	2 years 18 days	7 years
Exercised	0	0	0
Exercised	$ 0	$ 0	$ 0
Canceled	0	0	0
Canceled	$ 0	$ 0	$ 0